Introduction, basis of presentation of the interim condensed consolidated financial statements and other information - Comparative information (Details)	6 Months Ended
Jun. 30, 2025
Mexico, Pesos
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	(2.73%)
Change in average foreign currency exchange rate (as a percent)	(14.40%)
United States of America, Dollars
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	(11.58%)
Change in average foreign currency exchange rate (as a percent)	(0.94%)
Brazil, Brazil Real
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	0.36%
Change in average foreign currency exchange rate (as a percent)	(11.49%)
Argentina, Pesos
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	(12.05%)
United Kingdom, Pounds
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	(3.25%)
Change in average foreign currency exchange rate (as a percent)	1.24%
Chile, Pesos
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	(5.78%)
Change in average foreign currency exchange rate (as a percent)	(2.57%)
Poland, Zlotych
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	0.78%
Change in average foreign currency exchange rate (as a percent)	1.90%